UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31st, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent Arnett
Title:    Chief Compliance Officer
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent Arnett    Austin, TX   January 28th, 2010
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   63
Form 13F Information Table Value Total:   $5960530
List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   common           02209S103     1293    52501 SH       SOLE                                      52501
American Express Co.           common           025816109    11876   276700 SH       SOLE                   265000             11700
Apollo Group                   common           037604105   112769  2855623 SH       SOLE                  2818623             37000
BNY Mellon Corp                common           064058100    31532  1044119 SH       SOLE                  1044119
Bancorp Inc., The              common           05969A105    21403  2104498 SH       SOLE                  1832811            271687
Bank of America                common           060505104      534    40000 SH       SOLE                    40000
Becton Dickinson               common           075887109    93105  1101569 SH       SOLE                  1060969             40600
Berkshire Hath Cl. A           common           084670108    16140      134 SH       SOLE                                        134
Berkshire Hath Cl. B           common           084670702     1915    23900 SH       SOLE                                      23900
Block H&R                      common           093671105   131098 11007382 SH       SOLE                 10900332            107050
CR Bard Inc.                   common           067383109   196840  2144929 SH       SOLE                  2140029              4900
Cisco Systems                  common           17275R102   108427  5359709 SH       SOLE                  5344209             15500
Clorox Co.                     common           189054109   230531  3643031 SH       SOLE                  3582372             60659
Coca-Cola Co.                  common           191216100   448490  6819066 SH       SOLE                  6606001            213065
Colgate Palmolive              common           194162103     5674    70600 SH       SOLE                    70000               600
Comcast Corp. Spl A            common           20030N200   189318  9097449 SH       SOLE                  8982849            114600
ConocoPhillips                 common           20825C104   275743  4049095 SH       SOLE                  4030845             18250
Corning Inc.                   common           219350105    57654  2984150 SH       SOLE                  2976650              7500
Covidien Plc.                  common           G2554F105    78226  1713221 SH       SOLE                  1696746             16475
Dell Inc.                      common           24702R101    14498  1070000 SH       SOLE                  1070000
Dish Network Corp.             common           25470M109     8257   420000 SH       SOLE                   420000
Dun & Bradstreet Corp.         common           26483E100     3357    40900 SH       SOLE                                      40900
Ebay Inc.                      common           278642103    82999  2982360 SH       SOLE                  2938260             44100
Equifax Inc.                   common           294429105     1954    54900 SH       SOLE                                      54900
Exelon Corp.                   common           30161N101      883    21200 SH       SOLE                                      21200
Exxon Mobil Corp.              common           30231G102    68034   930441 SH       SOLE                   919141             11300
Hewlett-Packard Co.            common           428236103   136816  3249775 SH       SOLE                  3244100              5675
Johnson & Johnson              common           478160104   212346  3433245 SH       SOLE                  3329880            103365
Kraft Foods, Inc.              common           50075n104     1116    35415 SH       SOLE                                      35415
Lancaster Colony Corp.         common           513847103    51536   900981 SH       SOLE                   853280             47701
Leucadia Nat'l Corp.           common           527288104     3391   116200 SH       SOLE                                     116200
Liberty Media Int. A           common           53071M104    70563  4474502 SH       SOLE                  4348201            126301
Loews Corp.                    common           540424108     1945    50000 SH       SOLE                    50000
Markel Corp.                   common           570535104      340      900 SH       SOLE                                        900
Medtronic, Inc.                common           585055106    14836   400000 SH       SOLE                   400000
Microsoft Corp.                common           594918104   360504 12912046 SH       SOLE                 12632526            279520
News Corp. Cl. A               common           65248E104   670887 46077391 SH       SOLE                 45662391            415000
News Corporation               common           65248E203     1314    80000 SH       SOLE                                      80000
Patterson Companies            common           703395103    15315   500000 SH       SOLE                   500000
Paychex Inc.                   common           704326107      668    21600 SH       SOLE                                      21600
PepsiCo Inc.                   common           713448108   615062  9414702 SH       SOLE                  9328352             86350
Pfizer Inc.                    common           717081103   306380 17497422 SH       SOLE                 17272722            224700
Philip Morris Int'l            common           718172109     3114    53201 SH       SOLE                                      53201
Procter & Gamble Co.           common           742718109   326672  5078060 SH       SOLE                  4977763            100297
Resource America Inc.          common           761195205    10611  1549097 SH       SOLE                  1512497             36600
Sara Lee Corp.                 common           803111103      294    16800 SH       SOLE                                      16800
Stryker Corp.                  common           863667101   106541  1984003 SH       SOLE                  1939603             44400
Sysco Corporation              common           871829107   142581  4849706 SH       SOLE                  4834956             14750
TJX Co.                        common           872540109     2264    51000 SH       SOLE                                      51000
Total System Svc. Inc.         common           891906109    58300  3790660 SH       SOLE                  3770460             20200
Toyota Industries ADR          common           892330101    37299  1215730 SH       SOLE                  1215730
U.S. Bancorp                   common           902973304   159795  5924925 SH       SOLE                  5901107             23818
United Healthcare              common           91324P102    80062  2217161 SH       SOLE                  2210811              6350
United Parcel Service          common           911312106     2134    29404 SH       SOLE                                      29404
Viacom Inc. Cl. A              common           92553P102     1072    23375 SH       SOLE                                      23375
Viacom Inc. Cl. B              common           92553P201   282801  7139635 SH       SOLE                  6971535            168100
Wal Mart Stores Inc.           common           931142103    77025  1428246 SH       SOLE                  1372145             56101
Walgreen Co.                   common           931422109     2591    66500 SH       SOLE                                      66500
Wells Fargo & Co.              common           949746101     1044    33700 SH       SOLE                    14500             19200
Wesco Financial Co.            common           950817106     2129     5780 SH       SOLE                                       5780
Western Union Co.              common           959802109     2830   152400 SH       SOLE                                     152400
WisdomTree Japan ETF                            97717W836      327 7400.000 SH       SOLE                 7400.000
SLM Corp. Pfd. A                                78442P205     5474   127900 SH       SOLE                   124700              3200